Interest-bearing loans and borrowings - Schedule of unsecured notes (Details) - USD ($)	Jun. 30, 2026	Dec. 31, 2025	Mar. 18, 2022
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 5,452,661,000	$ 5,549,789,000
Total other notes
Disclosure of detailed information about borrowings [line items]
Facility size	200,000,000	200,000,000
Borrowings	200,000,000	200,000,000
Total other notes | Gross carrying amount
Disclosure of detailed information about borrowings [line items]
Borrowings	203,619,000	203,287,000
Unsecured notes
Disclosure of detailed information about borrowings [line items]
Facility size	200,000,000	200,000,000	$ 200,000,000
Borrowings	200,000,000	200,000,000
Unsecured notes | Gross carrying amount
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 203,619,000	$ 203,287,000
Unsecured notes | Nominal interest rate
Disclosure of detailed information about borrowings [line items]
Nominal interest rate	6.25%